Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories [Text Block]	Note 10 – Inventories

	December 31,
	2015	2014
	(Millions)
Natural gas liquids, olefins, and natural gas in underground storage	$57	$150
Materials, supplies, and other	70	81
	$127	$231